QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                           Thomas S. Harman, Esquire
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 06/30
                       -------------------------------

                      Date of reporting period: 03/31/06
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

REMS Real Estate Value Opportunity Fund

                    REMS REAL ESTATE VALUE-OPPORTUNITY FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2006
                                   (Unaudited)

Number
  of                                              Market
shares         Security Description                Value
-------------------------------------------      ----------

        LONG POSITIONS
        COMMON STOCKS                      78.09%

        APARTMENTS:                        16.06%
 43,200 AMERICAN CAMPUS                          1,119,312
 16,200 APARTMENT INVESTMENT MANAGEMENT            759,780
 62,800 BOARDWALK EQUITIES                       1,225,228
 21,300 BRE PROPERTIES CLASS A                   1,192,800
 14,600 CAMDEN PROPERT TRUST                     1,051,930
 10,000 HOME PROPERTIES, INC                       511,000
 37,200 POST PROPERTIES                          1,655,400
                                                 ----------
                                                 7,515,450
                                                 ----------

        HEALTHCARE:                        0.99%
 25,500 SENIOR HOUSING PROPERTY                    461,550
                                                 ----------

        HOTELS:                            8.83%
111,000 BOYKIN LODGING                           1,253,190
 97,800 HIGHLAND HOPITALITY                      1,243,038
 64,300 HILTON                                   1,637,078
                                                 ----------
                                                 4,133,306
                                                 ----------

        OFFICE/CENTRAL BUSINESS DISTRICT:  5.94%
 37,000 EQUITY OFFICE PROPERTIES                 1,242,460
 59,700 TRIZEC PROPERTIES                        1,536,081
                                                 ----------
                                                 2,778,541
                                                 ----------

        OFFICE/SUBURBAN:                   4.37%
 11,400 CARR AMERICA                               508,554
 32,600 LIBERTY PROPERTY TRUST                   1,537,416
                                                 ----------
                                                 2,045,970
                                                 ----------

        PAPER & RELATED PRODUCTS:          2.38%
 24,450 RAYONIER, INC.                           1,114,676
                                                 ----------


        REALTY/DIVERSIFIED:                9.72%
 54,600 CRESCENT REAL ESTATE                     1,150,422
 26,800 DUKE REALTY                              1,017,060
 24,123 I STAR FINANCIAL                           923,428
 98,600 SIZELER PROPERTIES                       1,455,336
                                                 ----------
                                                 4,546,246
                                                 ----------

        REGIONAL MALLS:                    4.33%
 17,400 PENN REAL ESTATE INVESTMENT                765,600
 30,300 TAUBMAN CENTERS, INC                     1,262,601
                                                 ---------
                                                 2,028,201
                                                 ----------


        REITS/OFFICE PROPERTY:             7.39%
 31,000 ALLIED PROPERTIES REAL ESTATE              499,410
144,700 GOVERNMENT PROPERTIES                    1,380,438
 32,900 MACK-CALI REALTY CORP                    1,579,200
                                                 ----------
                                                 3,459,048
                                                 ----------

        SHOPPING CENTERS:                  14.43%
 45,200 ACADIA REALTY TRUST                      1,064,460
101,800 KITE REALTY GROUP                        1,623,710
 49,200 RAMCO-GERSHENSON PROPERTIES              1,489,284
 37,100 TANGER FACTORY OUTLET                    1,276,611
 72,200 URSTADT BIDDLE PROPERTIES SERIES A       1,299,600
                                                 ----------
                                                 6,753,665
                                                 ----------

        TRANSPORTATION:                    3.64%
 31,600 FLORIDA EAST COAST                       1,703,240
                                                 ----------



        TOTAL COMMON STOCKS                     36,539,893
                                                 ----------

        PREFERRED STOCK:                   32.15%

        APARTMENTS: 1.79%
        APT INVESTMENT MANAGEMENT, SERIES
 19,300 Y, 7.875%                                  484,044
 13,900 MID-AMERICAN, SERIES H, 8.30%              351,670
                                                 ----------
                                                   835,714
                                                 ----------

        HEALTHCARE:                        0.75%
 13,800 HEALTHCARE RIT SERIES D, 7.875%            351,210
                                                 ----------

        HOTELS:                            2.62%
 17,400 FELCOR LODGING SERIES A                    435,000
 17,100 SUNSTONE HOTEL SERIES A, 8.00%             427,671
 14,500 WINSTON HOTELS SERIES B, 8.00%             362,500
                                                 ----------
                                                 1,225,171
                                                 ----------

        MORTGAGE:                          1.58%
 20,900 ANNALLY MORTGAGE SERIES A, 7.875%          505,153
9,800   MFA MORTGAGE INVESTMENT SERIES A,8.50%     236,474
                                                 ----------
                                                   741,627
                                                 ----------

        NET LEASE:                         1.29%
 26,900 TRUSTSTREET SERIES A, 7.72%                602,022
                                                 ----------

        OFFICE/CENTRAL BUSINESS DISTRICT:  0.92%
 17,300 SL GREEN REALTY SERIES C, 7.625%           431,808
                                                 ----------

        OFFICE/SUBURBAN:                   3.89%
        ALEXANDRA REAL ESTATE SERIES C,
 25,300 8.3750%                                    661,089
 19,800 DIGITAL REALTY SERIES B, 7.875%            490,248
 13,500 KILROY REALTY SERIES F, 7.50%              335,745
 13,100 PS BUSINESS PS SERIES F, 8.75%             332,216
                                                 ----------
                                                 1,819,298
                                                 ----------

        REALTY/DIVERSIFIED:                7.69%
        COLONIAL PROPERTIES SERIES D,
  8,600 8.125%                                     223,600
        COLONIAL PROPERTIES SERIES E,
 23,300 7.62%                                      584,131
        COUSINS PROPERTIES SERIES A,
 16,700 7.75%                                      426,518
        CRESCENT REAL ESTATE SERIES A,
 19,400 6.75%                                      421,950
 23,300 DUKE REALTY SERIES L, 6.60%                577,840
 10,300 ISTAR FINANCIAL SERIES D, 8.00             260,075
 14,000 ISTAR FINANCIAL SERIES G, 7.65%            349,580
        LEXINGTON CORPORATE PROPERTIES TRUST
 13,600 SERIES B, 8.05%                            345,440
        SIZELER PROPERTIES SERIES B,
 15,600 9.75%                                      408,720
                                                 ----------
                                                 3,597,854
                                                 ----------

        REGIONAL MALLS:                    2.88%
 13,700 CBL & ASSOCIATES SERIES C, 7.75%           349,487
        SIMON PROPERTY GROUP SERIES G,
  8,800 7.89%                                      456,016
 11,300 TAUBMAN CENTER SERIES A, 8.30%             283,743
        TAUBMAN CENTERS, INC SERIES G,
 10,000 8.00%                                      256,200
                                                 ----------
                                                 1,345,446
                                                 ----------

        REITS/OFFICE PROPERTY:             3.27%
        BRANDYWINE REALTY TRUST SERIES C,
 17,100 7.50%                                      437,760
  7,982 GLENBOROUGH  SERIES A, 7.75%               200,588
        HIGHWOODS PROPERTIES INC SERIES
  9,277 B, 8.00%                                   233,316
        MAGUIRE PROPERTIES SERIES A,
 26,200 7.625%                                     657,882
                                                 ----------
                                                 1,529,546
                                                 ----------

        SELF STORAGE:                      1.45%
 24,975 PUBLIC STORAGE SERIES A, 6.125%            679,320
                                                 ----------

        SHOPPING CENTERS:                  4.03%
        DEVELOPERS DIVERSIFIED REALTY CORP
  8,600 SERIES G, 8.00%                            220,762
        DEVELOPERS DIVERSIFIED REALTY CORP
 15,500 SERIES H, 7.375%                           388,895
 16,000 SAUL CENTERS SERIES A, 8.00%               420,800
        TANGER FACTORY OUTLET SERIES C,
 17,300 7.50%                                      433,711
        URSTADT BIDDLE PROPERTIES SERIES
 16,800 D, 7.50%                                   420,168
                                                 ----------
                                                 1,884,336
                                                 ----------


        TOTAL PREFERRED STOCKS                   15,043,352
                                                 ----------


        TOTAL LONG POSITIONS                     51,583,245
                                                 ----------

        SECURITIES SOLD SHORT              -12.42%
        COMMON STOCK                       -12.42%

        EXCHANGE TRADED FUND:              -9.18%
(16,600)HOMEBUILDERS ETF                         (742,850)
        ISHARES DOW JONES U.S. REAL ESTATE
(20,700)INDEX FUND                               (1,521,450
(29,900)VANGUARD REIT VIPERS                     (2,030,808)
                                                 ----------
                                                 (4,295,108)
                                                 ----------
        FINANCIAL:                         -2.19%
(4,200) CORUS BANKSHARES, INC.                   (249,648)
(21,100)COUNTRYWIDE FINANCIAL                    (774,370)
                                                ----------
                                                (1,024,018)
                                                 ----------

        MORTGAGE:                          -1.05%
(9,600) ACCREDITED HOME LENDING                  (491,328)
                                                 ----------

        TOTAL SECURITIES SOLD SHORT              (5,810,454)
                                                 ----------




        Total Securities            97.82%       $45,772,791

        Cash and Cash Equivalents    2.18%         1,021,116
                                   -------       -----------
        TOTAL INVESTMENTS          100.00%       $46,793,907
                                   ======        ===========

For information on each Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: May 26, 2006
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: May 26, 2006
      ------------------------------------


By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Financial Officer

Date: May 26, 2006
      ------------------------------------